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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



GE S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2005 (UNAUDITED)


                                                                      PRINCIPAL
                                                                         AMOUNT                VALUE
------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 107.8%
------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 13.3%
U.S. Treasury Bonds
5.38%                                     02/15/31                      $32,410               $38,259 (h)
7.13%                                     02/15/23                       21,760                29,414 (f)
8.13%                                     08/15/19 - 08/15/21            38,800                55,119 (f)
U.S. Treasury Inflation Indexed Bonds
2.00%                                     01/15/14                       44,792                46,150 (f,k)
2.38%                                     01/15/25                        6,368                 6,977 (k)
3.88%                                     04/15/29                        4,497                 6,328 (k)
4.73%                                     04/15/10                       17,854                17,413 (c,h,k)
U.S. Treasury Notes
3.13%                                     05/15/07                       17,340                17,176 (h)
3.38%                                     02/15/08                       11,860                11,775
3.63%                                     06/15/10                       48,415                48,203 (h)
3.75%                                     05/15/08                        2,165                 2,170
4.00%                                     03/15/10 - 04/15/10            67,445                68,181 (h)
                                                                                              347,165

FEDERAL AGENCIES - 8.6%
Federal Farm Credit Bank
3.75%                                     01/15/09                       12,750                12,680 (f,h)
Federal Home Loan Bank
2.38%                                     02/15/06                       49,860                49,452 (f)
2.63%                                     10/16/06                       25,000                24,631 (f,h)
3.75%                                     08/18/09                       11,000                10,928 (h)
Federal Home Loan Mortgage Corp.
3.00%                                     09/29/06                       25,600                25,345 (f)
3.63%                                     09/15/08                       33,170                32,908 (f)
4.50%                                     01/15/14                       17,580                17,941 (h)
4.63%                                     07/18/07                       14,975                14,984 (f)
4.75%                                     12/08/10                       18,805                18,855 (f)
6.75%                                     03/15/31                       11,905                15,743 (f)
                                                                                              223,467

AGENCY MORTGAGE BACKED - 29.3%
Federal Home Loan Mortgage Assoc.
6.00%                                     05/01/20 - 06/01/35             3,941                 4,054
7.00%                                     05/01/35                        1,123                 1,184
Federal Home Loan Mortgage Corp.
4.50%                                     06/01/33 - 02/01/35             6,369                 6,225
6.00%                                     04/01/17 - 06/01/35            17,678                18,143
6.50%                                     01/01/27 - 12/01/34            11,948                12,368
7.00%                                     10/01/16 - 02/01/35             4,213                 4,443
7.50%                                     11/01/09 - 09/01/33             3,289                 3,452
8.00%                                     08/01/30 - 11/01/30                20                    21
8.50%                                     04/01/30 - 05/01/30                66                    72
9.00%                                     05/01/16 - 11/01/16               422                   457
Federal National Mortgage Assoc.
4.00%                                     05/01/19 - 06/01/19             6,735                 6,600
4.50%                                     05/01/18 - 12/01/34            38,991                38,554
5.00%                                     03/01/34 - 10/01/34             4,617                 4,618
5.50%                                     01/01/14 - 08/01/33            12,752                13,063
6.00%                                     02/01/14 - 06/01/35            41,704                42,851
6.50%                                     01/01/14 - 02/01/35            60,056                62,176
7.00%                                     08/01/13 - 04/01/35            20,804                21,928
7.50%                                     12/01/09 - 03/01/34             8,920                 9,507
8.00%                                     02/01/11 - 11/01/33             5,160                 5,530
8.50%                                     04/01/30 - 05/01/31               487                   529
9.00%                                     02/01/09 - 12/01/22             5,332                 5,678
4.50%                                     TBA                            53,160                52,911 (b)
5.00%                                     TBA                           212,525               213,812 (b)
5.50%                                     TBA                            94,005                95,268 (b)
6.00%                                     TBA                            85,185                87,315 (b)
Government National Mortgage Assoc.
3.38%                                     05/20/21 - 04/20/24                31                    31 (g)
3.75%                                     08/20/23 - 09/20/24                40                    41 (g)
4.13%                                     11/20/21 - 10/20/25                29                    29 (g)
4.38%                                     01/20/24 - 03/20/24                27                    28 (g)
4.50%                                     08/15/33 - 09/15/34            13,505                13,356
6.00%                                     04/15/27 - 06/15/35             7,241                 7,471
6.50%                                     04/15/19 - 08/15/34            10,592                11,071
7.00%                                     03/15/12 - 06/15/34             5,580                 5,840
7.50%                                     12/15/22 - 10/15/33             1,945                 2,086
8.00%                                     10/15/29 - 06/15/30                36                    39
8.50%                                     10/15/17                        1,335                 1,453
9.00%                                     11/15/16 - 12/15/21             3,308                 3,643
5.50%                                     TBA                             7,200                 7,351 (b)
                                                                                              763,198

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.5%
Collateralized Mortgage Obligation Trust
(Class B)
3.73%                                     11/01/18                          651                   574 (c,d)
Federal Home Loan Mortgage Assoc.
5.50%                                     02/25/35                        5,059                 5,231
Federal Home Loan Mortgage Corp.
3.43%                                     10/15/18                       10,191                   898 (e,g)
3.93%                                     12/15/30                       23,014                 1,417 (e,g)
4.50%                                     04/15/13 - 03/15/19            22,829                 2,318 (e)
4.50%                                     05/15/17 - 11/15/19             6,800                 6,741
5.00%                                     01/15/11 - 12/01/34            67,931                 8,063 (e)
5.00%                                     05/15/20 - 11/15/34            29,275                29,292
5.11%                                     10/15/33                        3,215                 2,673 (g)
5.50%                                     04/15/17 - 06/15/33            10,559                 1,727 (e)
5.50%                                     10/15/34                        5,052                 5,276
6.25%                                     01/15/23                           60                    60
6.31%                                     12/15/33                        1,970                 1,759 (g)
7.50%                                     01/15/16                        1,124                 1,184
7.50%                                     07/15/27                          133                    22 (e)
8.00%                                     04/15/20                          447                   446
8.95%                                     06/15/33                        9,240                 9,540 (g)
14.69%                                    09/25/43                       39,393                   369 (c,e,g)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                     02/01/23 - 07/01/24               390                    79 (e)
Federal Home Loan Mortgage STRIPS
4.55%                                     08/01/27                           92                    81 (c,d)
Federal National Mortgage Assoc.
1.18%                                     12/25/42                        7,668                   195 (e,g)
2.22%                                     06/25/43                       36,652                 1,695 (e,g)
3.69%                                     10/25/29                        8,145                   644 (e,g)
3.79%                                     12/25/30                       10,973                   710 (e,g)
4.00%                                     02/25/28                          648                   643
4.19%                                     05/25/18                        3,204                   270 (e,g)
4.29%                                     09/25/42                       27,911                 2,189 (e,g)
4.34%                                     04/25/17 - 10/25/17            18,223                 1,649 (e,g)
4.39%                                     08/25/16                        6,116                   414 (e,g)
4.50%                                     05/25/18                        3,648                   399 (e)
4.50%                                     12/25/19                        2,375                 2,333
4.75%                                     11/25/14                        2,178                   171 (e)
4.79%                                     06/25/42                        8,401                   759 (e,g)
5.00%                                     01/15/35                        3,225                 3,226
5.00%                                     02/25/11 - 02/25/32             7,004                   550 (e)
5.50%                                     01/25/27                        5,196                   537 (e)
5.50%                                     07/25/34                        5,294                 5,461
6.00%                                     12/25/34                        3,250                 3,405
7.57%                                     09/25/31                        5,169                 5,213 (g)
8.00%                                     07/25/14                        3,704                 3,871
8.77%                                     05/25/17                          347                   362 (g)
12.44%                                    04/25/32                        1,560                 1,734 (g)
Federal National Mortgage Assoc.
(Class 1)
6.23%                                     11/01/34                       13,510                11,319 (c,d)
Federal National Mortgage Assoc.
(Class S)
3.79%                                     02/25/31                        8,006                   555 (e,g)
Federal National Mortgage Assoc. REMIC
4.50%                                     11/25/13                       11,453                   603 (e)
5.00%                                     10/25/22                        3,501                   474 (e)
5.50%                                     08/25/33                       12,724                 2,596 (e)
9.32%                                     03/25/31                        8,111                 8,570 (g)
Federal National Mortgage Assoc. REMIC
(Class B)
5.30%                                     12/25/22                          434                   355 (c,d)
Federal National Mortgage Assoc. REMIC
(Class J) **
1080.91%                                  03/25/22                            -                     7 (e)
Federal National Mortgage Assoc. REMIC
(Class K)
1008.00%                                  05/25/22                            1                    15 (e)
Federal National Mortgage Assoc. STRIPS
7.50%                                     11/01/23                        1,722                   336 (e)
8.00%                                     08/01/23 - 07/01/24               842                   176 (e)
8.50%                                     03/01/17 - 07/25/22             1,418                   262 (e)
9.00%                                     05/25/22                          440                    90 (e)
Government National Mortgage Assoc.
5.00%                                     02/16/34                        3,345                 3,388
Vendee Mortgage Trust
17.61%                                    05/15/33                       24,426                   649 (c,e,g)
                                                                                              143,576

ASSET BACKED - 7.7%
Accredited Mortgage Loan Trust (Class A)
3.61%                                     07/25/34                        2,549                 2,556 (g)
AESOP Funding II LLC
3.38%                                     04/20/08                        2,600                 2,602 (a,g)
AESOP Funding II LLC (Class A)
3.38%                                     04/20/10                        3,000                 3,011 (a,g)
American Express Credit Account Master
Trust (Class A)
1.69%                                     01/15/09                        2,300                 2,254
3.34%                                     12/15/08                        4,250                 4,254 (g)
Bank One Issuance Trust
3.59%                                     05/17/10                        1,080                 1,072
3.76%                                     08/15/08                        4,500                 4,499
Bear Stearns Asset Backed Securities
Inc. (Class A)
3.68%                                     01/25/34                        1,536                 1,542 (g)
BMW Vehicle Owner Trust (Class B)
2.93%                                     03/25/09                        2,500                 2,470
Capital One Auto Finance Trust (Class A)
3.32%                                     03/15/11                        4,000                 4,006 (g)
Capital One Master Trust (Class C)
6.70%                                     06/15/11                        2,344                 2,505 (a)
Capital One Prime Auto Receivables Trust
(Class A)
3.30%                                     09/17/07                        2,524                 2,525 (g)
Carmax Auto Owner Trust
4.35%                                     03/15/10                        3,032                 3,053
Centex Home Equity
3.56%                                     06/25/34                        1,115                 1,117 (g)
Centex Home Equity Co. LLC
3.48%                                     01/25/25                        1,298                 1,298 (g)
Chase Credit Card Master Trust (Class A)
3.33%                                     07/15/10                        7,000                 7,018 (g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                     05/25/32                          429                   429
Citibank Credit Card Issuance Trust
3.45%                                     09/17/07 - 12/17/07            13,500                13,503 (g)
3.50%                                     03/20/09                        4,000                 4,005 (g)
3.66%                                     03/07/08                        7,661                 7,673 (g)
3.80%                                     06/25/09                        5,000                 5,019 (g)
4.45%                                     04/07/10                        3,078                 3,084
6.65%                                     05/15/08                        1,000                 1,023
Citifinancial Mortgage Securities, Inc.
3.51%                                     04/25/34                        1,861                 1,865 (g)
CNH Equipment Trust
3.29%                                     07/15/08                        1,722                 1,722 (a,g)
3.29%                                     10/15/08                        3,000                 3,001 (g)
CNH Equipment Trust (Class A)
3.38%                                     12/15/10                        2,000                 2,000 (a,g)
CNH Wholesale Master Note Trust (Class A)
3.43%                                     06/15/11                        2,000                 2,000 (g)
Countrywide Asset-Backed Certificates
(Class A)
3.58%                                     05/25/36                        2,000                 2,004 (g)
3.59%                                     08/25/32                          421                   421 (g)
3.64%                                     04/25/32                          353                   353 (g)
3.68%                                     08/25/34                        1,058                 1,059 (g)
Discover Card Master Trust I (Class A)
3.37%                                     09/15/08                        2,000                 2,002 (g)
Federal National Mortgage Assoc.
3.95%                                     12/26/31                        3,581                 3,578
First Franklin Mtg Loan Asset Backed
Certificates
3.59%                                     01/25/35                        3,000                 3,009 (g)
3.61%                                     01/25/35                        2,822                 2,830 (g)
First Franklin Mtg Loan Asset Backed
Certificates (Class A)
3.60%                                     06/25/34                          936                   940 (g)
First Horizon Asset Back Trust (Class A)
3.53%                                     02/25/34                        2,665                 2,667 (g)
First USA Credit Card Master Trust
(Class A)
3.40%                                     11/19/08                       12,700                12,713 (g)
Fleet Credit Card Master Trust II
(Class A)
3.36%                                     04/15/10                        8,000                 8,021 (g)
5.60%                                     12/15/08                          750                   761
Fleet Home Equity Loan Trust (Class A)
3.51%                                     01/20/33                        4,015                 4,019 (g)
GMAC Mortgage Corp Loan Trust
3.40%                                     08/25/35                        4,700                 4,695 (g)
GMAC Mortgage Corp. Loan Trust (Class A)
3.41%                                     06/25/34                        5,500                 5,507 (g)
GSAA Trust
3.71%                                     05/25/34                        1,871                 1,872 (g)
Honda Auto Receivables Owner Trust
4.15%                                     10/15/10                        2,798                 2,805
Household Automotive Trust (Class A)
3.54%                                     07/17/09                        8,252                 8,266 (g)
Long Beach Mortgage Loan Trust
3.77%                                     11/26/32                        1,454                 1,458 (g)
MBNA Credit Card Master Note Trust
(Class C)
4.05%                                     01/15/08                        1,904                 1,905
Mid-State Trust
7.54%                                     07/01/35                        1,203                 1,283
Peco Energy Transition Trust
6.52%                                     12/31/10                        2,219                 2,446
Residential Asset Mortgage Products Inc.
(Class A)
3.59%                                     06/25/32                          511                   511 (g)
Residential Asset Mortgage Products, Inc.
3.55%                                     03/25/34                        1,970                 1,971 (g)
Residential Asset Securities Corp.
3.56%                                     07/25/32                        2,358                 2,362 (g)
Residential Asset Securities Corp.
(Class A)
3.60%                                     06/25/33                        4,210                 4,216 (g)
4.16%                                     07/25/30                        2,093                 2,082 (g)
Saxon Asset Securities Trust
3.54%                                     05/25/35                        4,476                 4,478 (g)
Saxon Asset Securities Trust (Class A)
3.71%                                     12/25/32                          642                   643 (g)
Sears Credit Account Master Trust
(Class A)
3.35%                                     08/18/09                        4,000                 4,000 (g)
SLM Student Loan Trust (Class A)
3.46%                                     06/15/18                        1,739                 1,741 (g)
Structured Asset Investment Loan Trust
3.54%                                     02/25/35                       10,000                 9,996 (a,g)
Volkswagen Auto Lease Trust
3.94%                                     10/20/10                        1,727                 1,721
Wells Fargo Home Equity Trust
3.97%                                     09/25/24                        1,332                 1,319 (g)
                                                                                              200,760

CORPORATE NOTES - 29.9%
Abbey National PLC
7.95%                                     10/26/29                        3,205                 4,366
AIG SunAmerica Global Financing VII
5.85%                                     08/01/08                        3,330                 3,471 (a)
Ainsworth Lumber Co. Ltd.
6.75%                                     03/15/14                        6,305                 5,674
Air Jamaica Ltd.
9.38%                                     07/08/15                        2,810                 2,829 (a)
Alberta Energy Co. Ltd.
7.38%                                     11/01/31                        1,005                 1,258
Allegiance Corp.
7.00%                                     10/15/26                        2,100                 2,414
Allied Waste North America
7.25%                                     03/15/15                        6,850                 6,627 (a)
Allstate Life Global Funding Trusts
3.85%                                     01/25/08                        3,740                 3,714
Alltel Corp.
4.66%                                     05/17/07                        4,360                 4,394
ALROSA Finance S.A.
8.88%                                     11/17/14                        3,045                 3,441 (a)
Altria Group, Inc.
7.20%                                     02/01/07                        1,460                 1,521
Ameren Corp.
4.26%                                     05/15/07                        3,020                 3,020
America Movil S.A. de C.V.
6.38%                                     03/01/35                        5,875                 5,743
American Electric Power Co. Inc.
(Series D)
5.25%                                     06/01/15                        2,155                 2,223
American Electric Power Company, Inc.
4.71%                                     08/16/07                        2,845                 2,867
American General Corp.
7.50%                                     08/11/10                        1,855                 2,091
ANZ Capital Trust
4.48%                                     12/31/49                        3,280                 3,266 (a)
AON Corp.
8.21%                                     01/01/27                        2,875                 3,358
Appalachian Power Co. (Series G)
3.60%                                     05/15/08                        1,630                 1,600
Appalachian Power Co. (Series K)
5.00%                                     06/01/17                        2,135                 2,142
Argentine Beverages Financial Trust
7.38%                                     03/22/12                        1,575                 1,603 (a)
Assurant, Inc.
6.75%                                     02/15/34                        2,135                 2,471
AT&T Wireless Services Inc.
7.35%                                     03/01/06                        2,215                 2,263
8.75%                                     03/01/31                        3,600                 5,048
Auburn Hills Trust
12.38%                                    05/01/20                          340                   530
Banco BMG S.A.
8.75%                                     07/01/10                        1,910                 1,924 (a)
Banco Santander Chile
5.38%                                     12/09/14                        3,465                 3,576 (a)
Bank of America Corp.
3.88%                                     01/15/08                          331                   330
7.40%                                     01/15/11                        1,045                 1,197
Barclays Bank PLC
7.38%                                     06/29/49                        4,325                 4,981 (a,g)
Bavaria S.A.
8.88%                                     11/01/10                        2,245                 2,473 (a)
BB&T Corp.
4.75%                                     10/01/12                        1,365                 1,386
BBVA Bancomer Capital Trust I
10.50%                                    02/16/11                        3,735                 3,875 (a)
Bear Stearns Companies, Inc.
4.55%                                     06/23/10                        2,570                 2,588
BellSouth Corp.
6.00%                                     11/15/34                        3,175                 3,378
Berkshire Hathaway Finance Corp.
4.13%                                     01/15/10                        2,795                 2,778 (a)
Boeing Co.
8.75%                                     08/15/21                        1,745                 2,447
Braskem International Ltd.
9.38%                                     06/01/15                        1,790                 1,929 (a)
BRE Properties. (REIT)
5.95%                                     03/15/07                        3,850                 3,949
British Aerospace Finance, Inc.
7.50%                                     07/01/27                        2,065                 2,516 (a)
Burlington Northern Santa Fe Corp.
8.13%                                     04/15/20                        3,380                 4,469
Campbell Soup Co.
5.50%                                     03/15/07                        2,725                 2,781
Capital One Financial Corp.
8.75%                                     02/01/07                        3,200                 3,415
Carolina Power & Light Co.
5.15%                                     04/01/15                        1,500                 1,553
6.13%                                     09/15/33                        2,275                 2,566
Case New Holland, Inc.
6.00%                                     06/01/09                        9,455                 9,077 (a)
Cendant Corp.
6.25%                                     01/15/08                        4,270                 4,445
Charter One Bank FSB
6.38%                                     05/15/12                        1,905                 2,109
Citigroup Inc.
5.85%                                     12/11/34                        2,550                 2,819
Clear Channel Communications, Inc.
4.63%                                     01/15/08                        3,355                 3,308
CNA Financial Corp.
5.85%                                     12/15/14                        4,270                 4,397
CNF Inc.
6.70%                                     05/01/34                          470                   534
Comcast Cable Communications Holdings,
Inc.
9.46%                                     11/15/22                        3,210                 4,529
Consolidated Edison Company of New York
5.63%                                     07/01/12                        4,075                 4,387
Consolidated Natural Gas Co.
5.38%                                     11/01/06                        4,315                 4,381
Consumers Energy Co.
5.15%                                     02/15/17                        2,060                 2,079
Consumers Energy Co. (Series L)
5.00%                                     02/15/12                        2,820                 2,866
Controladora Comercial Mexicana
S.A. de C.V.
6.63%                                     06/01/15                        2,045                 2,070 (a)
Corp Interamericana de Entretenimiento
S.A.
8.88%                                     06/14/15                        2,805                 2,770 (a)
Countrywide Home Loans, Inc.
5.63%                                     05/15/07                        2,035                 2,085
COX Communications, Inc.
5.45%                                     12/15/14                        3,235                 3,299
CSX Corp.
5.50%                                     08/01/13                           95                   100
CSX Transportation, Inc.
9.75%                                     06/15/20                        1,365                 1,974
D.R. Horton, Inc.
7.50%                                     12/01/07                        2,420                 2,561
DaimlerChrysler NA Holding Corp.
4.05%                                     06/04/08                        2,000                 1,965
4.75%                                     01/15/08                        2,000                 2,007
DBS Bank Ltd.
5.00%                                     11/15/19                        3,820                 3,864 (a)
Diamond Offshore Drilling, Inc.
4.88%                                     07/01/15                        3,245                 3,255 (a)
DirecTV Holdings LLC
6.38%                                     06/15/15                        6,300                 6,268 (a)
Dominion Resources Inc. (Series B)
4.13%                                     02/15/08                        3,330                 3,312
Dominion Resources Inc. (Series G)
3.66%                                     11/15/06                        5,325                 5,290
Dresdner Bank AG for Kyivstar GSM
7.75%                                     04/27/12                        1,205                 1,205 (a)
Duke Capital LLC
4.30%                                     05/18/06                        2,180                 2,185
4.33%                                     11/16/06                        3,645                 3,650
5.50%                                     03/01/14                        2,055                 2,113
5.67%                                     08/15/14                        2,050                 2,127
Duke Energy Corp.
4.50%                                     04/01/10                        1,785                 1,801
El Paso Electric Co.
6.00%                                     05/15/35                        3,210                 3,363
El Paso Production Holding Co.
7.75%                                     06/01/13                        6,305                 6,731
Emmis Communications Corp.
9.31%                                     06/15/12                        2,825                 2,874 (a,g)
Enterprise Products Operating LP
4.00%                                     10/15/07                        7,255                 7,182
EOP Operating LP (REIT)
7.75%                                     11/15/07                        2,845                 3,056
Farmers Exchange Capital
7.05%                                     07/15/28                        2,210                 2,390 (a)
FirstEnergy Corp. (Series B)
6.45%                                     11/15/11                        8,290                 9,058
Flextronics International Ltd.
6.25%                                     11/15/14                        9,460                 9,389
Ford Motor Credit Co.
6.63%                                     06/16/08                        5,425                 5,380
7.00%                                     10/01/13                        5,315                 5,142
7.38%                                     10/28/09                        5,710                 5,610
Gaz Capital for Gazprom
8.63%                                     04/28/34                        5,630                 7,037 (a)
General Mills, Inc.
3.88%                                     11/30/07                        2,035                 2,019
Georgia Power Co.
4.88%                                     07/15/07                        3,565                 3,616
Goodrich Corp.
7.10%                                     11/15/27                        2,380                 2,842
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V.
9.38%                                     05/01/12                        1,740                 1,810 (a)
GTE Corp.
6.94%                                     04/15/28                        4,600                 5,331
7.51%                                     04/01/09                        2,125                 2,342
Halliburton Co.
8.75%                                     02/15/21                        1,945                 2,666
Household Finance Corp.
6.38%                                     11/27/12                        2,140                 2,360
6.50%                                     11/15/08                        3,065                 3,273
HSBC Bank USA NA
3.88%                                     09/15/09                        6,695                 6,603
HSBC Capital Funding LP
4.61%                                     12/29/49                        3,400                 3,318 (a,g)
HSBC Capital Funding LP (Series 1)
9.55%                                     12/31/49                        3,380                 4,118 (a,g)
HSBC Finance Corp.
6.75%                                     05/15/11                        8,055                 8,913
Hydro Quebec
8.25%                                     04/15/26                        2,475                 3,607
Indocoal Exports Cayman Ltd.
7.13%                                     07/06/12                        2,750                 2,750 (a)
Indosat Tbk PT
7.13%                                     06/22/12                        2,785                 2,799 (a)
Intelsat Bermuda Ltd.
8.63%                                     01/15/15                        6,310                 6,657 (a)
International Business Machines Corp.
3.80%                                     02/01/08                        2,140                 2,126
International Lease Finance Corp.
5.00%                                     04/15/10                        3,210                 3,273
iStar Financial Inc.
4.88%                                     01/15/09                        1,070                 1,070
6.00%                                     12/15/10                        3,400                 3,554
6.05%                                     04/15/15                        1,510                 1,561
7.00%                                     03/15/08                        2,040                 2,164
Kansas Gas & Electric
5.65%                                     03/29/21                        1,705                 1,723 (a)
Kellogg Co. (Series B)
6.60%                                     04/01/11                        3,470                 3,864
Kimberly-Clark de Mexico S.A. de C.V.
8.88%                                     08/01/09                        3,375                 3,881 (a)
Kimco Realty Corp. (REIT)
4.82%                                     06/01/14                        2,135                 2,126
Kinder Morgan Energy Partners LP
5.13%                                     11/15/14                        2,540                 2,565
Kinder Morgan, Inc.
6.50%                                     09/01/12                        2,795                 3,081
Kraft Foods Inc.
4.13%                                     11/12/09                        4,690                 4,648
Lehman Brothers Holdings, Inc.
4.25%                                     01/27/10                        2,365                 2,358
LG Electronics Inc.
5.00%                                     06/17/10                        4,980                 4,992 (a)
Masco Corp.
6.75%                                     03/15/06                        3,040                 3,095
Meritage Homes Corp.
6.25%                                     03/15/15                        9,455                 8,793
MGM Mirage
5.88%                                     02/27/14                        9,725                 9,445
Midamerican Energy Holdings Co.
3.50%                                     05/15/08                        3,160                 3,074
Monumental Global Funding III (Series A)
5.20%                                     01/30/07                        3,165                 3,220 (a)
Morgan Stanley
4.25%                                     05/15/10                          670                   665
Morgan Stanley (Series F)
3.28%                                     01/18/08                        9,000                 8,996 (g)
Motorola, Inc.
4.61%                                     11/16/07                        3,340                 3,366
Nationwide Mutual Insurance Co.
7.88%                                     04/01/33                        1,075                 1,351 (a)
Navistar International Corp.
6.25%                                     03/01/12                        9,725                 9,385 (a)
NB Capital Trust IV
8.25%                                     04/15/27                        4,160                 4,560
Nelnet Inc.
5.13%                                     06/01/10                        2,800                 2,812
Nexen, Inc.
5.88%                                     03/10/35                        1,760                 1,779
Nexstar Finance, Inc.
7.00%                                     01/15/14                        6,305                 5,840 (a)
Nextel Communications, Inc.
7.38%                                     08/01/15                        3,210                 3,467
Noble Group, Ltd
6.63%                                     03/17/15                        1,015                   937 (a)
Nordea Bank AB
5.42%                                     12/29/49                        1,860                 1,916 (a,g)
Norfolk Southern Corp.
6.00%                                     04/30/08                          475                   496
Norfolk Southern Railway Co.
9.75%                                     06/15/20                        1,885                 2,728
Northeast Utilities (Series B)
3.30%                                     06/01/08                        2,105                 2,038
Northrop Grumman Corp.
4.08%                                     11/16/06                        5,245                 5,230
NorthWestern Corp.
5.88%                                     11/01/14                        2,190                 2,245 (a)
Novelis Inc.
7.25%                                     02/15/15                        6,300                 6,324 (a)
Ocean Energy, Inc.
4.38%                                     10/01/07                        1,410                 1,412
Ohio Power Co. (Series E)
6.60%                                     02/15/33                        1,120                 1,327
PanAmSat Corp.
9.00%                                     08/15/14                        6,305                 6,880
Pemex Finance Ltd.
9.03%                                     02/15/11                        5,490                 6,193
9.69%                                     08/15/09                        5,623                 6,185
Pemex Project Funding Master Trust
6.63%                                     06/15/35                        5,630                 5,531 (a)
7.38%                                     12/15/14                        2,020                 2,269
Pepco Holdings, Inc.
4.00%                                     06/01/10                        3,250                 3,248 (g)
5.50%                                     08/15/07                        3,385                 3,468
Petrobras International Finance Co.
9.75%                                     07/06/11                        2,580                 3,057
Petro-Canada
5.95%                                     05/15/35                        4,280                 4,454
Pioneer Natural Resources Co.
6.50%                                     01/15/08                        1,385                 1,433
Potomac Edison Co.
5.35%                                     11/15/14                        1,520                 1,583 (a)
Principal Life Global Funding I
5.25%                                     01/15/13                        2,790                 2,936 (a)
Procter & Gamble - ESOP (Series A)
9.36%                                     01/01/21                        4,800                 6,475
Protective Life Secured Trust
4.00%                                     10/07/09                          940                   929
Prudential Financial Inc.
3.54%                                     06/13/08                        5,000                 4,998 (g)
4.75%                                     06/13/15                        3,190                 3,199
PSI Energy, Inc.
6.65%                                     06/15/06                        2,235                 2,286
Public Service Company of New Mexico
4.40%                                     09/15/08                        3,315                 3,315
Public Service Electric & Gas
5.25%                                     07/01/35                        2,135                 2,156
Puget Energy, Inc.
3.36%                                     06/01/08                        2,120                 2,063
5.48%                                     06/01/35                        2,135                 2,204
Quest Diagnostics
6.75%                                     07/12/06                        2,205                 2,260
Rabobank Capital Funding II
5.26%                                     12/31/49                        4,670                 4,804 (a,g)
Rabobank Capital Funding Trust
5.25%                                     12/29/49                        2,130                 2,185 (a,g)
Raytheon Co.
4.85%                                     01/15/11                        2,130                 2,157
6.40%                                     12/15/18                        4,585                 5,187
RBS Capital Trust I
5.51%                                     09/29/49                        3,175                 3,288 (g)
Reckson Operating Partnership LP
5.88%                                     08/15/14                        2,280                 2,395
Rogers Wireless Communications, Inc.
7.50%                                     03/15/15                        5,040                 5,481
Royal Bank of Canada
4.13%                                     01/26/10                        2,130                 2,125
Royal Bank of Scotland Group PLC
7.65%                                     08/31/49                        1,915                 2,436 (g)
Royal Bank of Scotland Group PLC ADR
9.12%                                     03/31/49                        2,600                 3,096
San Diego Gas & Electric Co.
5.35%                                     05/15/35                        1,070                 1,108
SBC Communications Inc.
5.10%                                     09/15/14                        2,755                 2,815
Scottish Power PLC
4.91%                                     03/15/10                        3,180                 3,226
Simon Property Group LP
4.88%                                     08/15/10                        3,870                 3,902
Simon Property Group LP (REIT)
4.60%                                     06/15/10                        2,165                 2,166 (a)
Sinclair Broadcast Group, Inc.
8.00%                                     03/15/12                        6,305                 6,463
SLM Corp.
4.00%                                     01/15/09                        2,135                 2,120
Sprint Capital Corp.
4.78%                                     08/17/06                        5,180                 5,218 (i)
6.00%                                     01/15/07                        5,330                 5,468
6.13%                                     11/15/08                        2,715                 2,866
7.63%                                     01/30/11                        2,175                 2,487
8.38%                                     03/15/12                        3,570                 4,300
8.75%                                     03/15/32                        2,690                 3,748
State of Illinois
4.95%                                     06/01/23                        3,145                 3,239
5.10%                                     06/01/33                        2,065                 2,153
Stewart Enterprises, Inc.
6.25%                                     02/15/13                        6,860                 6,791 (a)
Telefonos de Mexico S.A. de C.V.
4.50%                                     11/19/08                        2,170                 2,156
5.50%                                     01/27/15                        3,360                 3,335 (a)
TELUS Corp.
7.50%                                     06/01/07                        4,015                 4,244
8.00%                                     06/01/11                        2,140                 2,503
Tenet Healthcare Corp.
6.38%                                     12/01/11                        6,305                 6,005
Time Warner Entertainment Co. LP
8.38%                                     07/15/33                        3,030                 4,008
Time Warner, Inc.
9.13%                                     01/15/13                        3,205                 4,047
Toyota Motor Credit Corp.
3.36%                                     09/15/06                       20,000                19,993 (g)
TXU Electric Delivery Co.
5.00%                                     09/01/07                        2,180                 2,212
6.38%                                     05/01/12                        2,280                 2,495
Tyco International Group S.A.
5.80%                                     08/01/06                        3,535                 3,599
Tyson Foods, Inc.
7.25%                                     10/01/06                        1,650                 1,710
UBS Preferred Funding Trust I
8.62%                                     10/29/49                        2,115                 2,511 (g)
UFJ Bank Ltd.
7.40%                                     06/15/11                        3,285                 3,728
Union Pacific Corp.
6.65%                                     01/15/11                        2,200                 2,433
Union Planters Bank NA
5.13%                                     06/15/07                          375                   382
United Rentals North America, Inc.
7.75%                                     11/15/13                        6,575                 6,460 (h)
United Utilities PLC
6.45%                                     04/01/08                        2,215                 2,330
Valero Energy Corp.
3.50%                                     04/01/09                        2,400                 2,304
Vedanta Resources PLC
6.63%                                     02/22/10                        1,685                 1,663 (a)
Verizon
6.50%                                     09/15/11                        2,140                 2,334
Verizon Global Funding Corp.
7.75%                                     06/15/32                        2,815                 3,654
Vornado Realty LP (REIT)
5.63%                                     06/15/07                        2,310                 2,353
Votorantim Overseas III
7.75%                                     06/24/20                        5,610                 5,610 (a)
VTB Capital S.A.
6.09%                                     07/30/07                        1,966                 2,040 (g)
6.25%                                     07/02/35                        5,610                 5,610 (a)
Wells Fargo & Co.
5.25%                                     12/01/07                          805                   826
Westar Energy, Inc.
5.15%                                     01/01/17                        1,450                 1,476
Weyerhaeuser Co.
6.13%                                     03/15/07                        1,521                 1,563
Wisconsin Electric Power
3.50%                                     12/01/07                        2,565                 2,523
Wisconsin Energy Corp.
5.88%                                     04/01/06                        1,545                 1,566
WR Berkley Corp.
5.60%                                     05/15/15                        1,200                 1,222
Yara International ASA
5.25%                                     12/15/14                        2,150                 2,154 (a)
                                                                                              779,995

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.6%
Bank of America Alternative Loan Trust
6.50%                                     07/25/35                        3,100                 3,204
Bear Stearns Commercial Mortgage
Securities
3.48%                                     01/14/16                        1,300                 1,301 (a,g)
6.02%                                     02/14/31                        3,657                 3,859
Bear Stearns Commercial Mortgage
Securities (Class B)
6.20%                                     02/14/31                          475                   512
CalSTRS Trust
4.13%                                     11/20/12                        5,926                 5,920 (a)
Credit Suisse First Boston
4.17%                                     07/15/37                       56,634                 1,976 (a,c)
CS First Boston Mortgage Securities Corp.
1.73%                                     03/15/35                       77,715                 4,169 (a,g)
4.60%                                     03/15/35                        5,080                 5,110
6.34%                                     01/15/37                       21,709                   567 (a,c,g)
CS First Boston Mortgage Securities
Corp. (Class A)
4.51%                                     07/15/37                        5,520                 5,542
4.69%                                     07/15/37                        2,123                 2,138
DLJ Commercial Mortgage Corp.
6.24%                                     11/12/31                        7,703                 8,153
First Union-Lehman Brothers-Bank of
America
6.56%                                     11/18/35                        3,840                 4,036
GMAC Commercial Mortgage Securities Inc.
6.47%                                     04/15/34                        2,000                 2,198
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                     12/10/41                        6,148                 6,268 (g)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.22%                                     12/10/41                       92,952                 2,844 (c,g)
GMAC Commercial Mortgage Securities, Inc.
4.21%                                     12/10/41                        3,099                 3,094 (g)
6.42%                                     05/15/35                        5,556                 5,860
6.55%                                     12/10/41                      202,645                 3,553 (a,c,g)
Granite Master Issuer PLC
3.37%                                     12/20/54                        4,000                 4,000 (g)
3.51%                                     12/20/24                       12,000                12,000 (g)
Granite Mortgages PLC
3.32%                                     01/20/43                        1,957                 1,960 (g)
Homeside Mortgage Securities Trust
(Class A)
3.33%                                     01/20/27                        1,495                 1,498 (g)
Impac CMB Trust
3.57%                                     04/25/35                        6,542                 6,539 (g)
3.67%                                     10/25/34                        8,900                 8,900 (g)
Impac CMB Trust (Class A)
3.69%                                     12/25/33                        3,574                 3,579 (g)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.33%                                     01/12/39                       48,472                 2,288 (a,g)
3.42%                                     06/15/19                        8,000                 8,000 (a,g)
6.47%                                     11/15/35                        5,391                 5,974
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                     10/15/37                        4,200                 4,313 (g)
LB-UBS Commercial Mortgage Trust
4.06%                                     09/15/27                        6,696                 6,649 (g)
4.17%                                     07/15/37                      124,176                 2,057 (a,c,g)
4.20%                                     01/18/12                       78,606                 2,909 (c)
4.20%                                     12/15/29                        3,113                 3,103
4.32%                                     03/15/34                       13,793                   259 (a,c,g)
4.51%                                     12/15/29                        3,039                 3,056
4.53%                                     01/15/36                       23,841                 1,796 (a,c)
5.99%                                     02/15/40                       53,132                 1,200 (a,c)
6.23%                                     03/15/26                        3,000                 3,198
6.24%                                     01/15/36                       29,516                   812 (a,c,g)
6.49%                                     12/15/39                       53,937                 1,000 (a,c,g)
7.67%                                     09/15/37                       47,134                   766 (a,c,g)
8.31%                                     03/15/36                       88,574                 2,436 (a,c,g)
LB-UBS Commercial Mortgage Trust
(Class A)
4.31%                                     02/15/30                        5,453                 5,450
6.13%                                     12/15/30                        1,777                 1,942
6.65%                                     11/15/27                        8,377                 9,318
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                     07/14/16                          750                   839 (a)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
3.48%                                     10/15/17                        7,000                 7,012 (a,g)
3.53%                                     10/15/17                        4,000                 4,004 (a,g)
Master Alternative Loans Trust
5.00%                                     08/25/18                        3,244                   434 (e)
6.50%                                     08/25/34 - 05/25/35            17,207                17,783
Merrill Lynch Mortgage Trust (Class A)
4.56%                                     05/12/43                        6,696                 6,753
Morgan Stanley Capital I
5.17%                                     01/14/42                        7,500                 7,821 (g)
7.11%                                     04/15/33                        1,020                 1,121
Morgan Stanley Capital I (Class A)
4.66%                                     09/13/45                        3,718                 3,752
Morgan Stanley Dean Witter Capital I
1.06%                                     04/15/34                       16,134                   279 (a,g)
3.95%                                     10/15/35                       15,754                   418 (a,c,g)
6.46%                                     02/15/33                        4,295                 4,455
Morgan Stanley Dean Witter Capital I
(Class A)
5.72%                                     12/18/32                           99                   104
6.39%                                     10/15/35                        5,000                 5,531
6.54%                                     02/15/31                        1,379                 1,452
MortgageIT Trust (Class A)
3.62%                                     08/25/35                        8,000                 8,000 (g)
Nomura Asset Securities Corp. (Class A)
6.59%                                     03/15/30                        8,377                 8,890
Opteum Mortgage Acceptance Corp.
3.61%                                     02/25/35                        7,416                 7,416 (g)
Puma Finance Ltd. (Class A)
3.63%                                     03/25/34                        3,101                 3,105 (g)
Residential Mortgage Securities
3.15%                                     08/10/30                        5,000                 5,000 (a,g)
Sequoia Mortgage Trust
3.52%                                     06/20/34                        1,389                 1,392 (g)
Structured Asset Securities Corp.
(Class X)
2.07%                                     02/25/28                       11,646                   604 (g)
Wachovia Bank Commercial Mortgage Trust
3.40%                                     03/15/14                        2,500                 2,501 (a,g)
4.38%                                     10/15/41                        5,295                 5,309
4.94%                                     04/15/42                        4,602                 4,719
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                     10/15/41                        3,082                 3,112
4.95%                                     10/15/41                        6,028                 6,108
Wachovia Bank Commercial Mortgage Trust
(Class C)
3.54%                                     03/15/14                          750                   751 (a,g)
Washington Mutual
3.43%                                     01/25/45                        3,876                 3,885 (g)
3.46%                                     01/25/45                        4,781                 4,787 (g)
                                                                                              302,643

SOVEREIGN BONDS - 1.9%
Government of  Argentina
4.62%                                     08/03/12                        2,810                 2,540 (c,g)
Government of Bahamas
6.63%                                     05/15/33                        2,575                 3,125 (a)
Government of Brazil
9.25%                                     10/22/10                        2,250                 2,503
Government of Colombia
10.75%                                    01/15/13                        1,685                 2,049
Government of Costa Rica
6.55%                                     03/20/14                        2,250                 2,211 (a)
Government of El Salvador
7.65%                                     06/15/35                        2,805                 2,791 (a)
Government of Indonesia
7.25%                                     04/20/15                        1,755                 1,777 (a)
Government of Italy
4.50%                                     01/21/15                        1,570                 1,593
Government of Jamaica
9.00%                                     06/02/15                        3,375                 3,438
Government of Mexico
6.75%                                     09/27/34                          450                   474
Government of Panama
7.25%                                     03/15/15                        2,810                 3,063
Government of Peru
8.38%                                     05/03/16                        1,685                 1,891
Government of Russia
5.00%                                     03/31/30                        4,210                 4,715 (a,i)
Government of Turkey
7.00%                                     06/05/20                        2,805                 2,742
Government of Ukraine
6.37%                                     08/05/09                        2,245                 2,425 (a,g)
Government of Uruguay
9.25%                                     05/17/17                        1,290                 1,380
Japan Finance Corp for Municipal
Enterprises
4.63%                                     04/21/15                        3,200                 3,275
Ontario Electricity Financial Corp.
7.45%                                     03/31/13                          465                   563
Province of New Brunswick
3.50%                                     10/23/07                        2,780                 2,756
Province of Ontario
4.50%                                     02/03/15                        3,350                 3,393
5.13%                                     07/17/12                          500                   531
                                                                                               49,235

TOTAL BONDS AND NOTES                                                                       2,810,039
 (COST $2,806,985)

                                                                      NUMBER OF                 VALUE
                                                                         SHARES
------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                            4,270                $4,313 (a,g)
 (COST $4,409)

                                                                      NUMBER OF
                                                                      CONTRACTS                 VALUE
------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                         405                    $5

PUT OPTIONS
U.S. Treasury Notes 10Yr. Futures                                           200                     9
Euro Dollar Futures                                                         200                    23

TOTAL PURCHASED OPTIONS                                                                            37
 (COST $152)

                                                                      PRINCIPAL
                                                                         AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 7.7%
------------------------------------------------------------------------------------------------------

ASSET BACKED - 5.4%
AESOP Funding II LLC (Class A)
3.38%                                     04/20/10                       $5,000                $5,019 (a,g)
American Express Credit Account Master
Trust (Class A)
3.26%                                     02/15/08                        7,000                 7,000 (g)
3.36%                                     04/15/08                        5,600                 5,602 (g)
Capital Auto Receivables Asset Trust
3.28%                                     04/15/08                        5,000                 5,003 (g)
CDC Mortgage Capital Trust (Class A)
3.64%                                     08/25/33                           95                    95 (g)
3.80%                                     03/25/33                           53                    53 (g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
3.44%                                     01/25/25                        1,099                 1,099 (g)
Citibank Credit Card Issuance Trust
3.50%                                     03/20/09                        8,000                 8,011 (g)
Countrywide Asset-Backed Certificates
3.61%                                     06/25/33                          772                   774 (g)
3.74%                                     05/25/33                          130                   131 (g)
Countrywide Asset-Backed Certificates
(Class A)
3.71%                                     03/25/33                        1,735                 1,738 (g)
Countrywide Home Equity Loan Trust
(Class A)
3.46%                                     05/15/28                        8,354                 8,360 (g)
First Horizon Asset Back Trust (Class A)
3.53%                                     02/25/34                        3,199                 3,201 (g)
Ford Credit Floorplan Master Owner Trust
(Class A)
3.26%                                     07/15/09                       25,000                25,019 (g)
Fremont Home Loan Trust
3.51%                                     04/25/35                        8,000                 8,000 (g)
Hertz Vehicle Financing LLC
3.40%                                     05/25/08                       11,000                11,009 (a,g)
Household Automotive Trust (Class A)
3.43%                                     06/18/07                          346                   346 (g)
Long Beach Mortgage Loan Trust
3.58%                                     11/25/34                        7,761                 7,769 (g)
National City Credit Card Master Trust
(Class A)
3.37%                                     08/15/07                        5,000                 5,001 (g)
Option One Mortgage Loan Trust (Class A)
3.73%                                     02/25/33                          931                   934 (g)
Residential Asset Mortgage Products, Inc.
3.58%                                     12/25/33                       10,000                10,035 (g)
Residential Asset Securities Corp.
(Class A)
3.60%                                     06/25/33                          648                   649 (g)
Residential Funding Mortgage Securities
II (Class A)
3.52%                                     02/25/34                          743                   744 (g)
Saxon Asset Securities Trust
3.60%                                     08/25/35                        1,575                 1,577 (g)
Sears Credit Account Master Trust
(Class A)
3.60%                                     11/17/09                        3,000                 3,004 (g)
Structured Asset Investment Loan Trust
3.48%                                     04/25/35                        7,000                 7,000 (g)
Structured Asset Securities Corp.
3.51%                                     02/25/35                       10,000                10,010 (g)
Wachovia Asset Securitization Inc.
(Class A)
3.53%                                     06/25/34                        3,699                 3,702 (g)
                                                                                              140,885

CORPORATE NOTES - 0.3%
Countrywide Home Loans, Inc.
3.60%                                     03/29/06                        1,000                 1,000 (g)
International Lease Finance Corp.
4.44%                                     07/15/05                        4,100                 4,101 (g)
Marsh & McLennan Companies Inc.
3.28%                                     07/13/07                        3,000                 2,979 (g)
                                                                                                8,080

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.0%
Banc of America Large Loan
3.34%                                     06/15/18                        6,330                 6,328 (a,g)
Crusade Global Trust (Class A)
3.62%                                     09/18/34                        2,790                 2,794 (g)
Granite Master Issuer PLC
3.37%                                     12/20/54                        5,000                 5,000 (g)
Impac CMB Trust
3.64%                                     08/25/33                        4,277                 4,283 (g)
3.67%                                     10/25/34                       10,767                10,766 (g)
Interstar Millennium Trust (Class A)
3.60%                                     03/14/36                        1,795                 1,795 (g)
National RMBS Trust
3.54%                                     03/20/34                        3,050                 3,052 (g)
Thornburg Mortgage Securities Trust
(Class A)
3.65%                                     04/25/43                        1,791                 1,794 (g)
Wachovia Bank Commercial Mortgage Trust
3.74%                                     03/15/15                        4,628                 4,633 (a,g)
4.12%                                     03/15/15                        3,500                 3,508 (a,g)
Washington Mutual Inc.
3.55%                                     07/25/44                        7,050                 7,062 (g)
                                                                                               51,015

TOTAL SECURITIES PURCHASED WITH                                                               199,980
COLLATERAL FROM SECURITIES ON LOAN
 (COST $199,866)

TOTAL INVESTMENTS IN SECURITIES                                                             3,014,369
 (COST $3,011,412)

                                                                      NUMBER OF
                                                                         SHARES               VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.7%
------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.5%
GEI Short Term Investment Fund
3.20%                                                               220,565,273              $220,565 (c,j)

SHORT - TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 2.2%
GEI Short Term Investment Fund
3.20%                                                                58,562,125                58,562 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                  279,127
 (COST $279,127)

TOTAL INVESTMENTS                                                                           3,293,496
 (COST $3,290,539)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                      (688,157)
NET - (26.4)%

                                                                                           -----------
NET ASSETS - 100.0%                                                                        $2,605,339
                                                                                           ===========


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE S&S Income Fund had the following long futures contracts open at June 30, 2005:



                                                                                                      CURRENT             UNREALIZED
DESCRIPTION                               EXPIRATION DATE              NUMBER OF CONTRACTS     NOTIONAL VALUE           APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                       September  2005                              980          $235,568                 $(271)
U.S. Treasury Notes 10Yr. Futures         September  2005                              137            15,545                    104
U.S. Treasury Notes 5Yr. Futures          September  2005                              870            94,735                    514
                                                                                                                             ------
                                                                                                                             $  347
                                                                                                                             ======

The GE S&S Income Fund had the following Short futures contracts open at June 30, 2005:


                                                                                                     CURRENT             UNREALIZED
DESCRIPTION                               EXPIRATION DATE              NUMBER OF CONTRACTS    NOTIONAL VALUE           APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                       December  2005                               980        $(235,274)                   $144



--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2005
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $326,327 or 12.53% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At June 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at June 30, 2005.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k)  Treasury Inflated Securities.



*    Less than 0.01%

**   Principal amount is less than $500



Abbreviations:

ADR       American Depository Receipt

REMIC     Real Estate Mortgage Investment Conduit.

REIT      Real Estate Investment Trust

STRIPS    Separate Trading of Registered Interest and Principal of Securities


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  August 29, 2005